Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2026	Mar. 31, 2026
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 3,368,877	¥ 3,230,567
Available-for-sale debt securities, allowance for credit losses	(3,354)	(3,505)
Available-for-sale debt securities, Gross unrealized gains	20,460	37,141
Available-for-sale debt securities, Gross unrealized losses	(1,052,579)	(903,842)
Available-for-sale debt securities, Fair value	2,333,404	2,360,361
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,700,202	1,645,596
Available-for-sale debt securities, allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	0	195
Available-for-sale debt securities, Gross unrealized losses	(772,616)	(677,854)
Available-for-sale debt securities, Fair value	927,586	967,937
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	321,116	272,050
Available-for-sale debt securities, allowance for credit losses	(615)	(798)
Available-for-sale debt securities, Gross unrealized gains	2,930	6,024
Available-for-sale debt securities, Gross unrealized losses	(51,348)	(37,731)
Available-for-sale debt securities, Fair value	272,083	239,545
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,071,648	1,040,288
Available-for-sale debt securities, allowance for credit losses	(143)	(64)
Available-for-sale debt securities, Gross unrealized gains	12,513	24,946
Available-for-sale debt securities, Gross unrealized losses	(216,328)	(176,251)
Available-for-sale debt securities, Fair value	867,690	888,919
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	108,037	107,361
Available-for-sale debt securities, allowance for credit losses	(1,896)	(1,927)
Available-for-sale debt securities, Gross unrealized gains	558	555
Available-for-sale debt securities, Gross unrealized losses	(1,014)	(557)
Available-for-sale debt securities, Fair value	105,685	105,432
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	167,874	165,272
Available-for-sale debt securities, allowance for credit losses	(700)	(716)
Available-for-sale debt securities, Gross unrealized gains	4,459	5,421
Available-for-sale debt securities, Gross unrealized losses	(11,273)	(11,449)
Available-for-sale debt securities, Fair value	¥ 160,360	¥ 158,528